Consolidated Statements of Operations Information - Additional information on the nature of expenses incurred in continuing operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations Information
Depreciation, depletion and amortization	$ 11,023	$ 11,470	$ 8,287
Employee benefits expenses	$ 6,922	$ 7,253	$ 13,727